Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$902,695.67

Principal:
Principal Collections	$11,160,792.83
Prepayments in Full	$5,375,454.32
Liquidation Proceeds	$63,210.24
Recoveries	$104,465.99
Sub Total	$16,703,923.38
Collections	$17,606,619.05

Purchase Amounts:
Purchase Amounts Related to Principal	$324,102.17
Purchase Amounts Related to Interest	$1,779.53
Sub Total	$325,881.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,932,500.75

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,932,500.75
Servicing Fee	$211,954.80	$211,954.80	$0.00	$0.00	$17,720,545.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,720,545.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,720,545.95
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,720,545.95
Interest - Class A-4 Notes	$129,139.66	$129,139.66	$0.00	$0.00	$17,591,406.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,591,406.29
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$17,517,208.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,517,208.96
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$17,454,068.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,454,068.96
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$17,376,722.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,376,722.46
Regular Principal Payment	$16,313,667.49	$16,313,667.49	$0.00	$0.00	$1,063,054.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,063,054.97
Residuel Released to Depositor	$0.00	$1,063,054.97	$0.00	$0.00	$0.00
Total		$17,932,500.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,313,667.49
Total					$16,313,667.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,313,667.49	$103.80	$129,139.66	$0.82	$16,442,807.15	$104.62
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$16,313,667.49	$10.13	$343,823.49	$0.21	$16,657,490.98	$10.34

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$134,754,423.21	0.8574346	$118,440,755.72	0.7536317
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$245,254,423.21	0.1522979	$228,940,755.72	0.1421674

Pool Information
Weighted Average APR	4.320%	4.328%
Weighted Average Remaining Term	25.11	24.26
Number of Receivables Outstanding	24,423	23,733
Pool Balance	$254,345,755.81	$237,275,618.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$245,254,423.21	$228,940,755.72
Pool Factor	0.1544272	0.1440630

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$8,334,862.58
Targeted Overcollateralization Amount	$8,334,862.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,334,862.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		62	$146,577.95
(Recoveries)		141	$104,465.99
Net Losses for Current Collection Period			$42,111.96
Cumulative Net Losses Last Collection Period			$9,856,301.56
Cumulative Net Losses for all Collection Periods			$9,898,413.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.20%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.96%	354	$4,648,218.12
61-90 Days Delinquent	0.19%	36	$446,353.09
91-120 Days Delinquent	0.07%	10	$165,031.99
Over 120 Days Delinquent	0.49%	73	$1,157,171.19
Total Delinquent Receivables	2.70%	473	$6,416,774.39

Repossession Inventory:
Repossessed in the Current Collection Period		12	$172,987.34
Total Repossessed Inventory		15	$215,995.44

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2825%
Preceding Collection Period			0.2948%
Current Collection Period			0.2056%
Three Month Average			0.2609%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4569%
Preceding Collection Period			0.4504%
Current Collection Period			0.5014%
Three Month Average			0.4696%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer